Financial instruments and fair value disclosures	12 Months Ended
Sep. 30, 2021
Financial instruments and fair value disclosures
Financial instruments and fair value disclosures

24.    Financial instruments and fair value disclosures

Capital management

The Group’s policy is to maintain a strong balance sheet for the business and to have an appropriate funding structure. Shareholders’ equity and long-term debt are used to finance assets under construction. The Group is not subject to any externally imposed capital requirements.

24.    Financial instruments and fair value disclosures (continued)

Financial assets and financial liabilities

Categories of financial assets and financial liabilities are as follows:

Financial assets at amortised cost

	Carrying value	Fair value
	$30 September 2021	30 September 2021
Cash and cash equivalents	86,965,789	86,965,789
Trade and other receivables	56,591	56,591
	87,022,380	87,022,380

	Carrying value	Fair value
	$30 September 2020	30 September 2020
Cash and cash equivalents	194,602	194,602
Trade and other receivables	215,835	215,835
	410,437	410,437

	Carrying value	Fair value
	30 September 2019	30 September 2019
Cash and cash equivalents	4,226,524	4,226,524
Trade and other receivables	883,522	883,522
	5,110,046	5,110,046

The Directors consider the carrying amounts of financial assets and financial liabilities recorded at amortised costs in the consolidated financial statements to approximate their fair value.

Financial liabilities at amortised cost

	Carrying value	Fair value
	$30 September 2021	30 September 2021
Trade and other payables	16,658,633	16,658,633
Deferred government grants	2,459,413	2,459,413
	19,118,046	19,118,046

	Carrying value	Fair value
	$30 September 2020	30 September 2020
Trade and other payables	2,054,281	2,054,281
Deferred government grants	534,074	534,074
Bridging finance	1,033,632	1,033,632
Convertible loans	4,426,340	4,426,340
	8,048,327	8,048,327

	Carrying value	Fair value
	$30 September 2019	30 September 2019
Trade and other payables	3,728,707	3,728,707
Deferred government grants	206,696	206,696
Convertible loans	3,297,468	3,297,468
	7,232,871	7,232,871

24.    Financial instruments and fair value disclosures (continued)

The Directors consider the carrying amounts of financial assets and financial liabilities recorded at amortised costs in the financial statements to approximate their fair value.

Financial liabilities at fair value through profit or loss

IFRS 15 Fair Value prescribes a fair value hierarchy made up of 3 levels of inputs based on the reliability of the underlying data used in establishing the fair value. The fair value of public warrants is determined using level 2 inputs. Level 2 of the hierarchy includes instruments that are not traded in an active market and is determined using valuation techniques which maximise the use of observable market data and rely as little as possible on entity-specific estimates. Private warrants are classified as a level 3 financial instrument. The fair value is determined using the fair value of the public warrants, adjusted for a lack of marketability discount of 7.5% because these warrants may only be transferred to a specified group of permitted transferees, therefore limiting the depth of the market

		Fair value	Fair value
	Carrying value	Level 2	Level 3
	30 September	30 September	30 September
	$2021	2021	2021
Warrant liability	128,038,431	75,899,762	52,138,669
	128,038,431	75,899,762	52,138,669

Market risk

It is, and has  been throughout the period under review, the Group’s policy not to use or trade in derivative financial instruments. The Group’s financial instruments comprise its cash and cash equivalents and various items such as trade debtors and creditors that arise directly from its operations. The main purpose of the financial assets and liabilities is to provide finance for the Group’s operations in the period.

Interest rate risk management

The Group would be exposed to interest rate risk if the Group borrows funds, when required, at variable interest rates. There is currently no exposure to interest rate risk.

Credit risk

Credit risk is the risk of financial loss where counterparties are not able to meet their obligations. Group policy is that surplus cash, when not used to repay borrowings, is placed on deposit with the Group’s main relationship banks and with other banks or money market funds based on a minimum credit rating of A3/A-   and maximum exposure.

There is no significant concentration of risk to any single counterparty.

Management consider that the credit quality of the various receivables is good in respect of the amounts outstanding and therefore credit risk is considered to be low. There is no significant concentration of risk.

The carrying amount of financial assets, as detailed above, represents the Group’s maximum exposure to credit risk at the reporting date assuming that any security held has no value.

Having considered the Group’s exposure to bad debts and the probability of default by customers, no expected credit losses have been recognised in accordance with IFRS 9.

24.    Financial instruments and fair value disclosures (continued)

Foreign Exchange risk

The Group operates internationally and is exposed to  foreign exchange risk arising from various currency exposures, primarily with respect to Sterling (“£”) and Euro (“€”). The Group holds sterling, US dollar and euro bank accounts in order to limit its exposure.

The Group is also exposed to foreign exchange risk to the extent that its ultimate parent entity has a US dollar functional currency. This is limited to the parent consolidated accounts.

The table below summarises the FX exposure on the net monetary position of each group entity against its respective functional currency, expressed in the group’s presentation currency.

Year ended 30/09/2021 ’000	/£
Parent	—
UK subsidiary	23,019
Total	23,019

The reasonable shifts in exchange rates below are based on historic volatility.

If the $/£ rates moved by +/- 5.88% then the effect on loss would be as follows:

Year ended 30/09/2021 ’000	$
Reasonable shift	5.88%
Total effect on Loss of +ve movements	(1,353)
Total effect on Loss of -ve movements	1,353

Liquidity risk

Liquidity risk is the risk that the Group does not have sufficient financial resources available to meet its obligations as they fall due. The Group manages liquidity risk by continuously monitoring forecast and actual cash flows, matching the expected cash flow timings of financial assets and liabilities with the use of cash and cash equivalents, borrowings, overdrafts and committed revolving credit facilities with a minimum of 12 months to maturity.

Future borrowing requirements are forecast on a monthly basis and funding headroom is maintained above forecast peak requirements to meet unforeseen events.

The maturity profile of the anticipated future cash flows including interest, using the latest applicable relevant rate, based on the earliest date on which the Group can be required to pay financial liabilities on an undiscounted basis, is as follows:

	Trade and	Deferred
2021	other	government
$	payables	grants	Total
On demand	—	—	—
Within one year	17,068,655	—	17,068,655
More than one year but less than two years	—	—	—
More than two year but less than five years	—	2,459,413	2,459,413
More than five years	—	—	—
	17,068,655	2,459,413	19,528,068

24.    Financial instruments and fair value disclosures (continued)

	Trade and	Deferred
2020	other	government		Convertible
$	payables	grants	Loans	loan notes	Total
On demand	—	—	—	—	—
Within one year	2,385,777	—	1,033,632	4,426,340	7,845,749
More than one year but less than two years	—	—	—	—	—
More than two year but less than five years	—	534,074	—	—	534,074
More than five years	—	—	—	—	—
	2,385,777	534,074	1,033,632	4,426,340	8,379,823

	Trade and	Deferred
2019	other	government		Convertible
$	payables	grants	Loans	loan notes	Total
On demand	—	—	—	—	—
Within one year	3,798,286	—	—	—	3,798,286
More than one year but less than two years	—	—	—	3,297,468	3,297,468
More than two year but less than five years	—	206,696	—	—	206,696
More than five years	—	—	—	—	—
	3,798,286	206,696	—	3,297,468	7,302,450